AAM/Bahl & Gaynor Income Growth Fund Class A Shares (AFNAX) Class C Shares (AFYCX) Class I Shares (AFNIX)
Summary Prospectus	November 1, 2016

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and Statement of Additional Information (“SAI”) and other information about the Fund online at https://www.aamlive.com/publicsite/mutual-funds-detail-bahl-gaynor. You may also obtain this information at no cost by calling 1-888-966-9661 or by sending an e-mail request to AAMFunds@aamlive.com. The Fund’s Prospectus and SAI, both dated November 1, 2016 (as each may be further amended or supplemented), are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objectives of the AAM/Bahl & Gaynor Income Growth Fund (the “Fund”) are primarily current and growing income and secondarily long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS - Purchase of Shares – AAM/Bahl & Gaynor Income Growth Fund - Class A Shares” on page 34 of the Statutory Prospectus.

		Class A Shares		Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.50%		None		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		1.00%[1]		1.00%[1]		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		2.00%		2.00%		2.00%
Wire fee		$20		$20		$20
Overnight check delivery fee		$25		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15		$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.65%		0.65%		0.65%
Distribution and service (Rule 12b-1) fees		0.25%		1.00%		None
Other expenses		0.38%		0.38%		0.38%
Shareholder service fees	0.08%		0.08%		0.08%
All other expenses	0.30%		0.30%		0.30%
Total annual fund operating expenses		1.28%		2.03%		1.03%
Fees waived and/or expenses reimbursed[2]		(0.05% )		(0.05%)		(0.05%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.23%		1.98%		0.98%

1.

For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.

2.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.23%, 1.98% and 0.98% of the average daily net assets of the Class A, Class C and Class I Shares of the Fund, respectively. This agreement is in effect until October 31, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the aggregate amount of operating expenses for such fiscal year, as accrued each month, does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A Shares	$668	$929	$1,209	$2,006
Class C Shares	$304	$632	$1,089	$2,354
Class I Shares	$100	$323	$564	$1,255

You would pay the following expenses on Class C Shares if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class C Shares	$201	$632	$1,089	$2,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets plus borrowings for investment purposes in equity securities, primarily common stock, of companies that have historically paid dividends and have strong dividend policies. Although the Fund may invest in any size companies, it primarily invests in large capitalization companies. The Fund’s sub-advisor considers large capitalization companies to be those with market capitalization of $10 billion or higher at the time of purchase. Under normal market conditions, the Fund typically invests in a diversified portfolio of 35 to 50 securities spread across a variety of economic sectors. However, from time to time, the Fund may invest a larger percentage of its net assets in one or more sectors. Investments in and weightings of individual sectors vary based on the sub-advisor’s assessment of company fundamentals, valuations and overall economic conditions. The Fund’s sub-advisor focuses on high-quality companies that typically produce steady earnings and dividend growth. The Fund may also invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

The Fund may invest in foreign securities. The Fund’s investments in foreign securities are primarily in American Depository Receipts (“ADRs”) and similar receipts. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Growth of Income Investment Strategies Risk. Growth of income funds generally focus on equity securities of high quality, dividend growth companies. These securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues and, when it appears that those expectations will not be met, the prices of these securities typically fall.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Focused Risk. Although the Fund is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s sub-advisor intends to focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were more diversified among the securities of a greater number of issuers.

REIT Risk. The Fund’s investments in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s sub-advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.aamlive.com/publicsite/mutual-funds or by calling the Fund at 1-888-966-9661. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar-Year Total Return (before taxes) for Class I Shares

For each calendar year at NAV

The year-to-date return as of September 30, 2016 was 9.77%.

Class I Shares
Highest Calendar Quarter Return at NAV	7.64%	Quarter Ended 12/31/2013
Lowest Calendar Quarter Return at NAV	(6.29)%	Quarter Ended 09/30/2015

Average Annual Total Returns (for periods ended December 31, 2015)	1 Year	Since Inception	Inception Date
Class I Shares — Return Before Taxes	(0.54)%	10.33%	July 5, 2012
Class I Shares — Return After Taxes on Distributions*	(1.16)%	9.77%	July 5, 2012
Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares*	0.21%	8.07%	July 5, 2012
Class A Shares — Return Before Taxes	(6.16)%	8.35%	July 5, 2012
Class C Shares — Return Before Taxes	(2.48)%	8.47%	January 31, 2013
S&P 500 (reflects no deduction for fees, expenses or taxes)	1.38%	14.62%	July 5, 2012

*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.

Investment Advisor and Sub-advisor

Advisors Asset Management, Inc. (the “Advisor” or “AAM”) is the Fund’s investment advisor. Bahl & Gaynor, Inc. (the “Sub-advisor” or “Bahl & Gaynor”) is the Fund’s sub-advisor.

Portfolio Managers

The portfolio management team is comprised of the following individuals, who have been jointly and primarily responsible for the day-to-day management of the Fund’s portfolio since the dates indicated.

Name and Title (Bahl & Gaynor)	Managed the Fund Since:
William F. Bahl, CFA, CIC - Co-Founder and Chairman	July 5, 2012
Vere W. Gaynor - Co-Founder and President	July 5, 2012
George G. Strietmann, CFA, CIC - Vice President and Principal	July 5, 2012
Charles A. Pettengill, CFA, CIC, CPA - Vice President and Principal	July 5, 2012
Eleanor K. Moffat, CFA, CIC - Vice President and Principal	July 5, 2012
Scott D. Rodes, CFA, CIC - Vice President and Principal	July 5, 2012
Lori A. Hudson - Vice President and Principal	July 5, 2012
Edward A. Woods, CFA, CIC - Vice President and Principal	July 5, 2012
John B. Schmitz, CFA, CIC - Vice President and Principal	July 5, 2012
Ellis D. Hummel, CFP - Vice President and Principal	July 5, 2012
Stephanie S. Thomas, CFA – Vice President and Principal	January 2, 2013
Nicholas W. Puncer, CFA, CFP – Vice President	November 1, 2014
Christopher M. Rowane, CFA – Vice President	November 1, 2014
W. Jeff Bahl – Vice President	November 1, 2014
James E. Russell, Jr., CFA - Portfolio Manager	January 2, 2015

Purchase and Sale of Fund Shares

To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Class A & C Shares
Direct Regular Accounts	$2,500	$500
Direct Retirement Accounts	$2,500	$500
Automatic Investment Plan	$2,500	$100
Gift Account For Minors	$2,500	$500
Class I Shares
All Accounts	$25,000	$5,000

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax- advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax- advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.